CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts (in Dollars)	$ 530,777	$ 0	$ 0
Property and equipment, accumulated depreciation (in Dollars)	42,779	21,123	43,491
Intangible assets, accumulated amortization (in Dollars)	$ 70,459	$ 32,750	$ 0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	30,105,331	29,525,750	27,367,144
Common stock, outstanding	30,105,331	29,525,750	27,367,144
Series A Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued	3,000,000	3,000,000	6,000,000
Preferred stock, outstanding	3,000,000	3,000,000	6,000,000